Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of VIE and its Subsidiaries Financial Results

The Company consolidated the financial results of the VIE and its subsidiaries in the consolidated financial statements since the date of acquisitions.

Name of entity	Place of incorporation
Shanghai Jincheng Advertising Co., Ltd. (“Jincheng”)	PRC
Shaanxi Xinshichuang Advertising Planning Co., Ltd. (“Xinshichuang”)	PRC
Beijing Wanshuizhiyuan Advertising Co., Ltd. (“Wanshuizhiyuan”)	PRC
Shenyang Jingli Advertising Co., Ltd. (“Shenyang Jingli”)	PRC
Qingdao Kaixiang Advertising Co., Ltd. (“Qingdao Kaixiang”)	PRC
Shanghai Haiya Advertising Co., Ltd. (“Haiya”)	PRC
Tianjin Shengshitongda Advertising Creativity Co., Ltd. (“Shengshitongda”)	PRC
Shanghai Botang Advertising Co., Ltd. (“Shanghai Botang”)	PRC
Ad-Icon Company Limited (“HK Ad-Icon”)	HKSAR
Changsha Jingli Advertising Co., Ltd. (“Changsha Jingli”)	PRC
Wenzhou Rigao Advertising Co., Ltd. (“Wenzhou Rigao”)	PRC
Wuxi Ruizhong Advertising Co., Ltd. (“Wuxi Ruizhong”)	PRC